Supplementary Financial Statement Information - Schedule of Accounts Payable and Accruals - Other (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employees and employee institutions	$ 720	$ 1,238	$ 828
Accrued vacation and recreation pay	237	188	171
Accrued expenses	761	604	903
Provision for sales commissions			37
Current Operating lease liabilities		362
Other	49	57	27
Accounts Payable and Accruals - Other	$ 2,123	$ 2,449	$ 1,966